Annual Total Returns - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - Strategic Advisers Tax-Sensitive Short Duration Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Dec. 28, 2017
Strategic Advisers Tax-Sensitive Short Duration Fund
Bar Chart Table:
Annual Return 2018	1.50%
Annual Return 2019	2.10%
Annual Return 2020	1.31%
Annual Return 2021	0.24%
Annual Return 2022	(0.09%)